LEASES - Other lease related balances (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Operating lease cost	$ 323	$ 188	$ 746	$ 655
Short-term lease cost	22			32
Variable lease cost	39	10	40	40
Total lease cost	384	198	786	727
Operating cash flows from operating leases	$ 244	$ 268	$ 1,073	$ 951
Weighted-average remaining lease term-operating leases (years)	2 years 10 months 24 days	4 years	3 years 2 months 12 days	4 years 2 months 12 days
Weighted-average discount rate-operating leases	5.50%	7.60%	7.60%	7.60%